Business Combinations - 2017 Coyle Containerboard Converintg Plants (Details) - Coyle containerboard converting plant $ in Millions	May 31, 2016 CAD ($)	Dec. 31, 2018 CAD ($)	Nov. 30, 2017 CAD ($) plant
Disclosure of detailed information about business combination
Number of plants acquired | plant			3
Total consideration including non-cash debt assumed			$ 30
Liabilities incurred			4
Goodwill expected to be deductible for tax purposes			3
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ 1
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable			12
Inventories			1
Property, plant and equipment			10
Intangible assets with finite useful life (client list)			7
Goodwill			4
Total assets			34
Trade and other payables			(4)
Current portion of long-term debt			(1)
Long-term debt			(3)
Net assets acquired			26
Cash paid			25
Working capital purchase price adjustment paid in 2018		$ 1	1
Total non-cash consideration			$ 26
At fair value
Fair values of identifiable assets acquired and liabilities assumed:
Accounts receivable		$ 12